Summary of Significant Accounting Policies (Details) - Schedule of translations of amounts from HKD into USD - HKD [Member]	Jun. 30, 2022	Jun. 30, 2021
Consolidated balance sheets [Member]
Condensed Cash Flow Statements, Captions [Line Items]
HKD to $1.00	7.8478	7.7638
Consolidated statements of operations and comprehensive income [Member]
Condensed Cash Flow Statements, Captions [Line Items]
HKD to $1.00	7.8045	7.7562